Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

July 31, 2021

AVLF-QTLY-0921
1.804852.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	10,513	$586,415
Interactive Media & Services - 2.6%
Alphabet, Inc. Class A (a)	249	670,938
Media - 5.6%
Comcast Corp. Class A	16,019	942,398
Interpublic Group of Companies, Inc.	14,134	499,778
		1,442,176

TOTAL COMMUNICATION SERVICES		2,699,529

CONSUMER DISCRETIONARY - 5.2%
Multiline Retail - 1.7%
Dollar General Corp.	1,836	427,127
Specialty Retail - 3.5%
Best Buy Co., Inc.	3,882	436,143
Lowe's Companies, Inc.	2,400	462,456
		898,599

TOTAL CONSUMER DISCRETIONARY		1,325,726

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 2.0%
Kroger Co.	12,674	515,832
Food Products - 1.5%
Mondelez International, Inc.	6,123	387,341
Household Products - 2.4%
Procter & Gamble Co.	4,312	613,296

TOTAL CONSUMER STAPLES		1,516,469

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Parex Resources, Inc.	16,600	272,764
Teekay LNG Partners LP	10,800	156,492
		429,256
FINANCIALS - 22.1%
Banks - 9.3%
Bank of America Corp.	26,968	1,034,492
JPMorgan Chase & Co.	3,872	587,692
M&T Bank Corp.	2,365	316,555
PNC Financial Services Group, Inc.	2,500	456,025
		2,394,764
Consumer Finance - 3.5%
Capital One Financial Corp.	5,589	903,741
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	4,469	1,243,677
Insurance - 4.4%
Chubb Ltd.	3,696	623,663
The Travelers Companies, Inc.	3,300	491,436
		1,115,099

TOTAL FINANCIALS		5,657,281

HEALTH CARE - 21.8%
Biotechnology - 1.2%
Regeneron Pharmaceuticals, Inc. (a)	550	316,036
Health Care Providers & Services - 12.3%
Anthem, Inc.	1,550	595,216
Centene Corp. (a)	7,250	497,423
Cigna Corp.	2,674	613,656
CVS Health Corp.	8,689	715,626
UnitedHealth Group, Inc.	1,750	721,385
		3,143,306
Pharmaceuticals - 8.3%
AstraZeneca PLC sponsored ADR	8,586	491,463
Bristol-Myers Squibb Co.	6,639	450,589
Roche Holding AG (participation certificate)	2,029	783,827
Sanofi SA sponsored ADR	7,648	394,331
		2,120,210

TOTAL HEALTH CARE		5,579,552

INDUSTRIALS - 9.3%
Air Freight & Logistics - 1.0%
Deutsche Post AG	3,900	264,308
Building Products - 2.0%
Owens Corning	5,325	512,052
Electrical Equipment - 1.9%
Regal Beloit Corp.	3,276	482,325
Industrial Conglomerates - 1.3%
Siemens AG	2,100	327,670
Machinery - 3.1%
ITT, Inc.	4,100	401,431
Oshkosh Corp.	3,305	395,113
		796,544

TOTAL INDUSTRIALS		2,382,899

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 3.8%
Cisco Systems, Inc.	17,393	963,050
IT Services - 3.7%
Amdocs Ltd.	6,399	493,427
Cognizant Technology Solutions Corp. Class A	6,212	456,768
		950,195

TOTAL INFORMATION TECHNOLOGY		1,913,245

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	1,540	435,512
Real Estate Management & Development - 1.9%
CBRE Group, Inc. (a)	5,190	500,627

TOTAL REAL ESTATE		936,139

UTILITIES - 6.3%
Electric Utilities - 6.3%
Evergy, Inc.	5,425	353,819
Exelon Corp.	7,271	340,283
PG&E Corp. (a)	23,300	204,807
PPL Corp.	10,273	291,445
Southern Co.	6,748	430,995
		1,621,349
TOTAL COMMON STOCKS
(Cost $17,981,833)		24,061,445

Nonconvertible Preferred Stocks - 3.2%
INFORMATION TECHNOLOGY - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co. Ltd.
(Cost $526,214)	13,011	813,780

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.06% (b)	756,913	757,064
TOTAL MONEY MARKET FUNDS
(Cost $757,064)		757,064
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,265,111)		25,632,289
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,879
NET ASSETS - 100%		$25,635,168

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$254
Total	$254

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$556,210	$4,691,812	$4,490,958	$--	$--	$757,064	0.0%
Total	$556,210	$4,691,812	$4,490,958	$--	$--	$757,064

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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